Mainstay Cushing Energy Income Fund
Portfolio of Investments February 29, 2020 (Unaudited)

Common Stocks 89.6% †	Shares	Value
Exploration & Production 70.0%
Canada 12.4%
Canadian Natural Resources Ltd.	18,795	$484,911
Franco-Nevada Corporation	4,550	489,125
Suncor Energy, Inc.	27,733	765,431
Vermillion Energy, Inc.	45,371	455,978
France 8.1%
Total S.A.	33,358	1,439,064
Norway 3.5%
Equinor ASA	40,000	622,000
Sweden 4.2%
Lundin Petroleum AB	26,950	754,988
United Kingdom 8.0%
BP PLC	45,213	1,414,715
United States 33.8%
Chevron Corporation	14,000	1,306,760
Concho Resources, Inc.	10,530	716,251
EOG Resources, Inc.	15,356	971,421
Kosmos Energy Ltd.	102,986	314,107
Noble Energy, Inc.	18,845	298,316
Northern Oil and Gas, Inc. (a)	257,600	373,520
Occidental Petroleum Corporation	11,952	391,308
Parsley Energy, Inc.	53,649	718,897
Pioneer Natural Resource Company	7,427	911,887
		12,428,679
Large Cap Diversified C Corps 6.4%
United States 6.4%
ONEOK, Inc.	17,000	1,134,240

Oil & Gas Exploration & Production 8.4%
United States 8.4%
ConocoPhillips Company	16,596	803,578
Diamondback Energy, Inc.	11,037	684,294
		1,487,872
Oil & Gas Refining & Marketing 4.8%
United States 4.8%
WPX Energy, Inc. (a)	91,000	849,030

Total Common Stocks (Cost $20,394,955)		15,899,821

MLP Investments and Related Companies 2.8%
Upstream MLPs 2.8%
United States 2.8%
Kimbell Royalty Partners, L.P.	35,900	414,286
Mid-Con Energy Partners, L.P. (a)(b)(c)	348,837	73,291
		487,577
Total MLP Investments and Related Companies (Cost $1,312,881)		487,577

Fixed Income 5.2%	Principal Amount
Exploration & Production 4.7%
United States 4.7%
HighPoint Resources
7.00%, 10/15/2022	500,000	436,406
QEP Resources, Inc.
5.63%, 03/01/2026	500,000	401,262
		837,668
Oil & Gas Exploration & Production 0.4%
United States 0.4%
Sanchez Energy Corporation (d)
6.13%, 01/15/2023	2,000,000	70,000
Upstream MLPs 0.1%
United States 0.1%
Legacy Reserves, L.P. (b)(c)(d)
6.63%, 12/01/2021	1,500,000	22,500
Total Fixed Income (Cost $4,324,377)		930,168

Rights 1.3%	Number of Rights
Upstream MLPs 1.3%
United States 1.3%
Legacy Reserves L.P. (b)(c)	22,253	222,530

Total Rights (Cost $222,530)		222,530

Short-Term Investments - Investment Companies 0.8%	Shares
United States 0.8%
First American Government Obligations Fund - Class X, 1.49% (e)	75,203	75,203
First American Treasury Obligations Fund - Class X, 1.49% (e)	75,203	75,203

Total Short-Term Investments - Investment Companies (Cost $150,406)		150,406

Total Investments (Cost $26,405,149)	99.7%	17,690,502
Other Assets, Less Liabilities	0.3	51,038
Net Assets	100.0%	$17,741,540

†	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Non-income producing security.
(b)
Illiquid Security— As of February 29, 2020, the total market value of the securities deemed illiquid under procedures approved by the Board of Trustees was $318,321, which represented 1.8% of the Fund's net assets.

(c)
Fair Value Security—represents fair value measured in good faith under procedures approved by the Board of Trustees. As of February 29, 2020, the total market value of these securities was $318,321, which represented.  1.8% of the Fund’s net assets.

(d)	Issued in default.
(e)	Current yield as of February 29, 2020.

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$15,899,821	$–	$–	$15,899,821
MLP Investments and Related Companies	487,577	–	–	487,577
Fixed Income	–	907,668	22,500	930,168
Rights	–	222,530	–	222,530
Short-Term Investments - Investment Companies	150,406	–	–	150,406
Total Investments in Securities	$16,537,804	$1,130,198	$22,500	$17,690,502

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.